Invesco PowerShares
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

October 2, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust II
1933 Act Registration No. 333-138490
1940 Act Registration No. 811-21977
CIK No. 0001378872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) that the Prospectuses and the Statements of Additional Information for PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio and PowerShares Japan Currency Hedged Low Volatility Portfolio, each a series of the Trust, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 506 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 506 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on October 1, 2015.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 684-6724.

Very truly yours,

/s/ Adam Henkel

Adam Henkel
Counsel